Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

June 30, 2021

F15-QTLY-0821
1.818357.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/22/21 to 9/23/21
(Cost $2,949,917)	2,950,000	2,949,818
	Shares	Value

Domestic Equity Funds - 22.5%
Fidelity Series All-Sector Equity Fund (a)	5,130,527	$65,311,610
Fidelity Series Blue Chip Growth Fund (a)	5,313,015	102,328,668
Fidelity Series Commodity Strategy Fund (a)	41,146,946	229,188,491
Fidelity Series Growth Company Fund (a)	9,855,477	260,677,375
Fidelity Series Intrinsic Opportunities Fund (a)	11,830,564	269,263,642
Fidelity Series Large Cap Stock Fund (a)	11,848,060	234,591,590
Fidelity Series Large Cap Value Index Fund (a)	5,587,369	86,324,852
Fidelity Series Opportunistic Insights Fund (a)	5,938,541	134,567,334
Fidelity Series Small Cap Discovery Fund (a)	2,094,394	29,153,958
Fidelity Series Small Cap Opportunities Fund (a)	5,313,912	96,819,484
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,156,820	198,931,115
Fidelity Series Value Discovery Fund (a)	9,070,265	152,561,858
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,058,274,952)		1,859,719,977

International Equity Funds - 21.1%
Fidelity Series Canada Fund (a)	7,326,136	102,712,430
Fidelity Series Emerging Markets Fund (a)	6,025,540	73,511,586
Fidelity Series Emerging Markets Opportunities Fund (a)	24,591,211	660,519,918
Fidelity Series International Growth Fund (a)	14,008,151	273,999,426
Fidelity Series International Small Cap Fund (a)	3,803,522	84,704,446
Fidelity Series International Value Fund (a)	24,433,945	272,927,165
Fidelity Series Overseas Fund (a)	20,064,843	273,483,808
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,083,127,891)		1,741,858,779

Bond Funds - 43.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,751,692	44,285,767
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,367,180	14,177,659
Fidelity Series Floating Rate High Income Fund (a)	921,800	8,526,653
Fidelity Series High Income Fund (a)	5,346,502	51,272,954
Fidelity Series Inflation-Protected Bond Index Fund (a)	63,955,500	702,231,387
Fidelity Series International Credit Fund (a)	628,401	6,353,129
Fidelity Series Investment Grade Bond Fund (a)	212,817,657	2,494,222,942
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,851,292	249,855,311
Fidelity Series Real Estate Income Fund (a)	2,718,845	31,592,979
TOTAL BOND FUNDS
(Cost $3,431,742,405)		3,602,518,781

Short-Term Funds - 12.9%
Fidelity Cash Central Fund 0.06% (b)	3,840,388	3,841,156
Fidelity Series Government Money Market Fund 0.08% (a)(c)	877,481,453	877,481,453
Fidelity Series Short-Term Credit Fund (a)	18,597,844	188,954,099
TOTAL SHORT-TERM FUNDS
(Cost $1,067,150,776)		1,070,276,708
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,643,245,941)		8,277,324,063
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,665)
NET ASSETS - 100%		$8,277,257,398

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$520
Total	$520

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$6,988,999	$7,171,565	$10,319,408	$--	$--	$3,841,156	0.0%
Total	$6,988,999	$7,171,565	$10,319,408	$--	$--	$3,841,156

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$67,122,546	$493,577	$7,852,725	$--	$1,311,275	$4,236,937	$65,311,610
Fidelity Series Blue Chip Growth Fund	106,511,925	3,476,004	18,640,053	--	2,252,558	8,728,234	102,328,668
Fidelity Series Canada Fund	93,550,247	8,426,116	8,149,283	--	1,201,315	7,684,035	102,712,430
Fidelity Series Commodity Strategy Fund	229,947,348	156,174	30,978,741	--	1,504,401	28,559,309	229,188,491
Fidelity Series Emerging Markets Debt Fund	43,966,996	1,565,442	2,404,720	488,341	(148,202)	1,306,251	44,285,767
Fidelity Series Emerging Markets Debt Local Currency Fund	14,464,721	10,223	797,897	--	2,998	497,614	14,177,659
Fidelity Series Emerging Markets Fund	81,890,440	1,029,261	12,852,426	--	2,368,314	1,075,997	73,511,586
Fidelity Series Emerging Markets Opportunities Fund	746,832,186	486,560	120,072,445	--	37,179,248	(3,905,631)	660,519,918
Fidelity Series Floating Rate High Income Fund	8,858,462	93,175	481,672	86,929	(32,997)	89,685	8,526,653
Fidelity Series Government Money Market Fund 0.08%	892,734,677	49,742,673	64,995,897	139,664	--	--	877,481,453
Fidelity Series Growth Company Fund	271,937,390	7,447,311	52,543,267	--	5,154,785	28,681,156	260,677,375
Fidelity Series High Income Fund	52,304,464	659,371	2,830,794	623,597	(20,442)	1,160,355	51,272,954
Fidelity Series Inflation-Protected Bond Index Fund	705,040,505	13,408,840	31,742,953	--	214,713	15,310,282	702,231,387
Fidelity Series International Credit Fund	6,235,092	36,236	--	36,236	--	47,647	6,353,129
Fidelity Series International Growth Fund	262,153,029	15,760,793	26,609,800	--	2,169,070	20,526,334	273,999,426
Fidelity Series International Small Cap Fund	83,072,296	2,121,695	6,635,216	--	2,850,079	3,295,592	84,704,446
Fidelity Series International Value Fund	261,861,757	26,436,586	22,903,643	--	4,717,643	2,814,822	272,927,165
Fidelity Series Intrinsic Opportunities Fund	272,770,236	9,139,847	27,503,240	--	12,271,069	2,585,730	269,263,642
Fidelity Series Investment Grade Bond Fund	2,499,373,727	75,524,209	121,637,413	12,659,310	(939,900)	41,902,319	2,494,222,942
Fidelity Series Large Cap Stock Fund	238,464,957	1,192,877	22,041,794	--	10,392,576	6,582,974	234,591,590
Fidelity Series Large Cap Value Index Fund	87,903,646	681,747	6,771,608	--	2,170,745	2,340,322	86,324,852
Fidelity Series Long-Term Treasury Bond Index Fund	226,426,299	26,018,060	16,846,149	1,419,822	(2,395,290)	16,652,391	249,855,311
Fidelity Series Opportunistic Insights Fund	139,229,148	1,049,478	20,974,477	--	3,077,786	12,185,399	134,567,334
Fidelity Series Overseas Fund	262,591,530	18,448,875	28,018,514	--	6,142,949	14,318,968	273,483,808
Fidelity Series Real Estate Income Fund	31,836,532	65,734	1,908,491	44,133	219,866	1,379,338	31,592,979
Fidelity Series Short-Term Credit Fund	186,921,427	10,377,712	8,156,972	677,216	3,039	(191,107)	188,954,099
Fidelity Series Small Cap Discovery Fund	29,841,945	3,058,772	2,844,013	2,922,101	913,344	(1,816,090)	29,153,958
Fidelity Series Small Cap Opportunities Fund	99,802,515	2,709,946	8,575,202	--	3,467,907	(585,682)	96,819,484
Fidelity Series Stock Selector Large Cap Value Fund	201,570,139	3,865,997	18,388,443	--	5,868,331	6,015,091	198,931,115
Fidelity Series Value Discovery Fund	155,017,330	2,901,952	14,078,994	--	5,529,713	3,191,857	152,561,858
	$8,360,233,512	$286,385,243	$708,236,842	$19,097,349	$107,446,893	$224,670,129	$8,270,533,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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